CHANGES IN NON-CASH WORKING CAPITAL (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes In Non-cash Working Capital
GST receivable	$ (2,154)	$ (2,518)	$ (1,058)
Accounts payable and accrued liabilities	(10,185)	(46,245)	26,162
Due to related parties	27,741	19,500	28,072
Changes in non-cash working capital	15,402	(29,263)	53,176
Supplemental information
Interest expense included in convertible debt	30,000	30,000	30,000
Interest expense included in due to related parties	0	0	889
Shares issued for mineral property interests	$ 0	$ 0	$ 1,000